Cash flow information (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Changes in operating assets and liabilities:
Book value of investment property assets	$ 2,215,000,000	$ 2,832,000,000
Financial results, net	21,943,000,000	10,177,000,000	$ (50,397,000,000)
Cash Flow Information [Member]
Changes in operating assets and liabilities:
(Loss) / Profit for the period	63,000,000,000	(40,179,000,000)	49,265,000,000
Profit from discontinued operations	0	13,540,000,000	6,831,000,000
Income tax	1,977,000,000	45,817,000,000	19,593,000,000
Amortization and depreciation	4,787,000,000	5,661,000,000	4,833,000,000
Book value of investment property assets	(16,583,000,000)	3,683,000,000	(83,697,000,000)
Changes in the fair value of investments in financial assets	0	0	2,527,000,000
Gain/ (loss) from disposal of subsidiary and associates	0	(61)	0
Disposal of property, plant and equipment	(8)	(10)	0
Financial results, net	(27,130,000,000)	(7,407,000,000)	45,707,000,000
Provisions and allowances	6,315,000,000	810,000,000	2,415,000,000
Share of loss / (profit) of associates and joint ventures	195,000,000	7,273,000,000	(18,136,000,000)
Loss from repurchase of Non-convertible Notes	(1,456,000,000)	41,000,000	3
Gain from valuation at fair value of financial assets with changes in results	(1,857,000,000)	(7,953)	0
Changes in net realizable value of agricultural products after harvest	1,998,000,000	967,000,000	(1,617,000,000)
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest	(18,680,000,000)	(20,188,000,000)	(8,184,000,000)
Unrealized gain from derivative financial instruments	0	940,000,000	89,000,000
Other operating results	0	551,000,000	646,000,000
Gain from disposal of farmlands	(5,505,000,000)	(2,148,000,000)	(2,065,000,000)
Incentive Plan granted	0	77	0
(Increase)/ Decrease in inventories	206,000,000	(7,607,000,000)	1,810,000,000
Increase in trading properties	89,000,000	(46,000,000)	(971,000,000)
Decrease in biological assets	19,726,000,000	14,780,000,000	12,331,000,000
Increase in restricted assets	0	0	(2,870)
Decrease in trade and other receivables	4,578,000,000	6,861,000,000	13,206,000,000
Increase / (Decrease) in trade and other payables	(6,623,000,000)	1,071,000,000	(7,182,000,000)
Decrease in salaries and social security liabilities	76,000,000	(528,000,000)	(894,000,000)
Decrease in provisions	(288,000,000)	(254,000,000)	(1,441,000,000)
(Decrease)/ Increase in lease liabilities	(1,905,000,000)	(2,681,000,000)	146
Net variation in derivative financial instruments	122,000,000	(3,273,000,000)	269,000,000
Increase in right of use	0	(82,000,000)	(2,593)
Net cash generated by continuing operating activities before income tax paid	23,034,000,000	9,655,000,000	30,021,000,000
Net cash generated by discontinued operating activities before income tax paid	0	5,395,000,000	59,595,000,000
Net cash generated by operating activities before income tax paid	$ 23,034,000,000	$ 15,050,000,000	$ 89,616,000,000